Restructuring and Other Charges (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the charges accrued under other accrued expenses
Balance, December 31, 2011
Restructuring costs	2,300	2,275	2,200
Less: Payments & non-cash charges		(875)
Balance, December 31, 2012	$ 1,400	$ 1,400